Long-term debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-term debt	Long-term debt

Long-term debt	Dec. 31, 2021			Dec. 31, 2020
(dollars in millions)	Rate	Maturity	Amount	Rate	Amount
Senior debt:
Fixed rate	0.35 - 3.95%	2022 - 2031	$23,053	0.35 - 4.15%	$23,429
Floating rate	0.01 - 1.26%	2023 - 2038	1,579	0.04 - 1.29%	779
Subordinated debt (a)	3.00 - 3.30%	2028 - 2029	1,299	3.00 - 7.50%	1,776
Total			$25,931		$25,984
(a)Fixed rate.
Total long-term debt maturing during the next five years is as follows: 2022 – $2.3 billion; 2023 – $7.0 billion; 2024 – $4.9 billion; 2025 – $2.4 billion; and 2026 – $2.7 billion.